Note 10 - Other Liabilities	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Other Liabilities Disclosure [Text Block]

10. Other Liabilities

Other liabilities represent a marketing support payment due to one of our partners and is payable in US dollars. The balance will be paid once supporting documentation has been provided to the Company.